SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan (Details)	May 03, 2019 employee $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Apr. 30, 2019 shares
SHARE-BASED COMPENSATION
Weighted average exercise price | $ / shares		$ 0.02	$ 0.02
Kaixin 2019 Plan
SHARE-BASED COMPENSATION
Ordinary shares of KAH for future grant				4,715,700
Options granted	2,186,364
Number of employees for option | employee	144
Kaixin 2019 Plan | Vests immediately on grant date
SHARE-BASED COMPENSATION
Weighted average exercise price | $ / shares	$ 1.70
Vesting percentage	25.00%
Kaixin 2019 Plan | Vests monthly subsequent to replacement date
SHARE-BASED COMPENSATION
Weighted average exercise price | $ / shares	$ 0.01
Vesting period	3 years
Vesting percentage	62.50%
Kaixin 2019 Plan | Restricted shares
SHARE-BASED COMPENSATION
Granted	2,183,828
Kaixin 2019 Plan | Replacement restricted shares | Shares granted to certain employees
SHARE-BASED COMPENSATION
Granted	205,215
Kaixin 2019 Plan | Replacement restricted shares were subject to graded vesting
SHARE-BASED COMPENSATION
Vesting percentage	0.25%
Kaixin 2019 Plan | Replacement restricted shares were subject to graded vesting | Vests monthly subsequent to replacement date
SHARE-BASED COMPENSATION
Granted	917,738
Kaixin 2019 Plan | Restricted shares were subject to graded vesting
SHARE-BASED COMPENSATION
Vesting period	3 years
Kaixin 2019 Plan | Restricted shares were subject to graded vesting | Vests immediately on grant date
SHARE-BASED COMPENSATION
Vesting percentage	62.50%
Kaixin 2019 Plan | Restricted shares were subject to graded vesting | Vests monthly subsequent to replacement date
SHARE-BASED COMPENSATION
Vesting percentage	0.0278%